Intangible Assets, net	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

9. Intangible Assets, net

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Software	223,381	223,381	28,608
Internally developed software	62,688,252	66,401,141	8,503,918
Less: accumulated amortization	(47,575,044)	(50,039,806)	(6,408,540)
Intangible assets, net	15,336,589	16,584,716	2,123,986

Amortization expense of intangible assets totalled HK$3,044,041 and HK$2,464,762 (US$315,659) for the six months ended June 30, 2023 and 2024, respectively. No impairment charge was recognized for any of the periods presented.

Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2024 (remaining)	3,647,062	467,075
2025	6,450,466	826,104
2026	4,891,823	626,490
2027	1,595,365	204,317
2028	-	-
Total	16,584,716	2,123,986